WARRANT LIABILITY (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities in business combination [line items]
Warrants Outstanding and Exercisable	7,639,968	10,778,061
March 14, 2019 [Member]
Disclosure of contingent liabilities in business combination [line items]
Expiry Date	Mar. 14, 2019
Exercise Price	$ 1.00
Warrants Outstanding and Exercisable		40,000
November 28, 2019 [Member]
Disclosure of contingent liabilities in business combination [line items]
Expiry Date	Nov. 28, 2019
Exercise Price	$ 2.00
Warrants Outstanding and Exercisable		3,562,215
July 30, 2020 [Member]
Disclosure of contingent liabilities in business combination [line items]
Expiry Date	Jul. 30, 2020
Exercise Price	$ 0.85
Warrants Outstanding and Exercisable	464,122
September 25, 2023 [Member]
Disclosure of contingent liabilities in business combination [line items]
Expiry Date	Sep. 25, 2023
Exercise Price	$ 0.80
Warrants Outstanding and Exercisable	7,175,846	7,175,846